DUE TO FORMER DIRECTOR - RELATED PARTY	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Due To Former Director - Related Party
DUE TO FORMER DIRECTOR - RELATED PARTY

NOTE 4 – DUE TO AND LOANS FROM FORMER DIRECTOR - RELATED PARTY

Due to former director – related party

Due to former director – related party represented unsecured advances made primarily by a former director for operating expenses on behalf of the Company, such as intellectual property and formation expenses. The expenses were paid for on behalf of the Company and were due upon demand. The Company was not charged interest under these advances. The total amount owed the former director at March 31, 2025 and June 30, 2024 were $0 and $29,759, respectively. On January 23, 2025, the Company entered into a Debt Exchange Agreement (“the Debt Exchange”) with the former director (see below) to settle such debt.

Loan from Former Director - Related Party

Loan from the Company’s former director at March 31, 2025 and June 30, 2024 were $0 and $49,528, respectively. The loan bore no interest and was payable on demand.

On January 23, 2025, the Company entered into a Debt Exchange with the former director and issued 30,000 shares of common stock in exchange for the total outstanding loans of $74,395 (which includes above amount of $29,759). Those shares were valued at $12.50 per share or $375,000, being the closing price of the stock on the date of grant to the former director. Accordingly, the fair market value of the shares issued was $375,000, resulting in a loss on extinguishment of debt at the time of exchange of $300,605 during the nine months ended March 31, 2025.

NOTE 4 – DUE TO FORMER DIRECTOR - RELATED PARTY

Due to former director – related party represents unsecured advances made primarily by a former director for operating expenses on behalf of the Company, such as intellectual property and formation expenses. The expenses were paid for on behalf of the Company and are due upon demand. The Company is currently not being charged interest under these advances. The total amounts owed to the former director at June 30, 2024 and 2023 were $29,759 and $29,630, respectively. The Company plans to repay the advances as its cash resources allow (see Note 10).